Related Party Transactions (Allied Integral United Inc)	12 Months Ended
Dec. 31, 2020
Allied Integral United Inc [Member]
Related Party Transactions
9.	Related Party Transactions

Background

The Related Party Disclosures Topic provides disclosure requirements for related party transactions and certain common control relationships. Accounting and reporting issues concerning certain related party transactions and relationships are addressed in other Topics.

Information about transactions with related parties is useful in comparing an entity’s results of operations and financial position with those of prior periods and with those of other entities. It helps users of financial statements to detect and explain possible differences.

Debt

There are some loans in which executive management has either loaned money to or received money from entities where they have a mutual interest. In addition, there are loans made by the company itself in which certain executives personally guarantee the debt.

In both 2018 and 2019 both Cibolo Creek Partners, LLC (“Cibolo Creek”) and its affiliate Round Rock Development Partners, LP (“Round Rock”) have from time to time made loans to the Company under revolving credit notes that bear interest at the then applicable federal rate and are payable on demand or other date that was specified by such lender. Certain officers serve on the board of directors of Cibolo Creek.

A certain officer was owed $500,000 at December 31, 2019 and was repaid $175,000 in the first quarter 2020; the remaining balance of $325,000 was converted to 32,500 shares of Alt Care Preferred Stock. During 2020, the same officer was issued 6,000 Preferred shares in exchange for an indemnification in the Simpsonville settlement. See Note 7 – Indemnification Agreements.

Equity

Guarantees

From time-to-time certain officers and directors will personally guarantee a loan. There is a guarantee fee agreement in place that details the amount of the fee as well as payment terms for certain executives in the Company. The amount of the fee is capped at 1% of the amount of the outstanding note regardless of how many guarantors there are on the loan.

Agents

Arkadios Capital, LLC

The Company’s president is currently a registered representative with Arkadios Capital LLC (“Arkadios”), a SEC full-service broker dealer. The Company entered into a placement agreement with Arkadios as a broker agent in 2019 and have retained their services as a non-exclusive placement agent in connection with the offering by AIU Alt Care and Clearday OZ Fund of their securities. No amounts have been earned or paid under this arrangement to date.

Gadsden Growth Properties, Inc.

Gadsden is a privately held company at which the Company’s two directors are directors. Gadsden is a non-affiliate company which pursued a public offering in 2018 which was not consummated. In connection with the proposed public offering, Gadsden was expected to purchase certain of the Company’s commercial real estate assets. The Company paid $296,000 to Gadsden for expenses related to the public offering and has not received payment as of December 31, 2020. The Company has written off the debt to bad debt expense.

DBC Strategy Partners, LLC.

The Company has retained DBC Strategy Partners, LLC, a company that is owned by Dickson Co, who was the interim Executive Vice President – Chief Financial Officer of the Company, while also providing bookkeeping services for fees in the amount of $5,350 and $7,250 respectively per month. In addition, Dickson Co has a restricted stock agreement that will award him 5,000 shares of the Company’s common stock. These shares of restricted common stock vest immediately and the Company valued the 5,000 shares at $10 per share, on the date of the agreement. In September 2020, the Company hired a permanent CFO so DBC Strategy Partners LLC owned by Dickson Co was given a 60-day notice to continue his bookkeeping services through year-end. The Company officially terminated Dickson Co on December 31, 2020 and he was retained through January 2021 to provide specific transition related services.

Cash from Related Parties

In December of 2020, a certain executive purchased 20,000 Limited Partnership units and 20,158 shares of Series I 10.25% cumulative convertible preferred stock in the amounts of $200,000 and $201,576 to Clearday OZ and AIU Alt Care, Inc., respectively.